Significant accounting policies- Intangible assets (Details) R$ in Thousands	Dec. 31, 2023 BRL (R$)
Inter&Co Payments, Inc [Member]
Disclosure of detailed information about intangible assets [line items]
Carrying amount of intangible assets	R$ 901,810
Goodwill	R$ 554,759
Annual amortization rate	55.00%
growth rate of intangible assets	300000.00%
Granito Soluções em Pagamentos S.A. [Member]
Disclosure of detailed information about intangible assets [line items]
Carrying amount of intangible assets	R$ 1,438,398
Goodwill	R$ 60,589
Annual amortization rate	17.80%
growth rate of intangible assets	300000.00%